Asset impairment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Asset Impairment Charges [Abstract]
Flight equipment held for operating leases (Note 5)	$ 39,318	$ 54,331	$ 78,335
Flight equipment held for sale	4,868	6,955	3,272
Asset impairment	$ 44,186	$ 61,286	$ 81,607